Content:
Pages
Contact Information:
9/25/2006
Statement to Certificate Holders
2
Analyst:
Kalan Jablonski
714.259.6240
Statement to Certificate Holders (Factors)
3
kalan.jablonski@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
4
Administrator:
Robert Waddell
312.904.6257
Cash Reconciliation Summary
5
robert.waddell@abnamro.com
Pool Detail and Performance Indicators
6
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part I
7
10/25/2006
Bond Interest Reconciliation Part II
8
Bond Principal Reconciliation
9
Outside Parties To The Transaction
Rating Information
10
8/31/2006
15 Month Loan Status Summary Part I
11-13
15 Month Loan Status Summary Part II
14-16
15 Month Historical Payoff Summary
17-18
Prepayment Summary
19
Mortgage Loan Characteristics Part I
20
Mortgage Loan Characteristics Part II
21-23
Geographic Concentration
24
9/12/2006
Current Period Realized Loss Detail
25
Historical Realized Loss Summary
26
Realized Loss Summary
27
9/25/2006
Servicemembers Civil Relief Act
28
Material Breaches Detail
29
Modified Loan Detail
30
Collateral Asset Changes
31
1/25/2047
Historical Collateral Level REO Report
32
9/1/2006
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
ABN AMRO Acct : 724064.1
Payment Date:
25-Sep-06
Prior Payment:
N/A
Next Payment:
25-Oct-06
Record Date:
12-Sep-06
Issuer: Merrill Lynch & Company- Asset Backed Sec. Group
Distribution Count:
Depositor: Merrill Lynch Mortgage Investors, Inc.
1
Underwriter: Merrill Lynch & Company- Asset Backed Sec. Group
Closing Date:
12-Sep-06
Master Servicer: Wilshire Credit Corporation
First Pay. Date:
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
25-Sep-06
Rated Final
Payment Date:
25-Jan-47
Delinquency
Method:
OTS
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

A
59023JAA5
107,939,000.00
107,939,000.00
5,297,127.80
0.00
0.00
102,641,872.20
218,666.42
0.00
5.6100000000%
M-1
59023JAB3
14,403,000.00
14,403,000.00
0.00
0.00
0.00
14,403,000.00
30,062.26
0.00
5.7800000000%
M-2
59023JAC1
15,561,000.00
15,561,000.00
0.00
0.00
0.00
15,561,000.00
33,884.08
0.00
6.0300000000%
M-3
59023JAD9
6,787,000.00
6,787,000.00
0.00
0.00
0.00
6,787,000.00
17,842.27
0.00
7.2800000000%
B
59023JAE7
9,933,000.00
9,933,000.00
0.00
0.00
0.00
9,933,000.00
57,942.50
0.00
7.0000000000%
C
59023JAG2
165,560,299.20 N
165,560,299.20
0.00
0.00
0.00
160,417,840.20
671,323.68
23,841.17
N/A
P
59023JAH0
0.00
0.00
0.00
0.00
0.00
0.00
102,434.73
102,434.73
N/A
R
59023JAF4
100.00
100.00
100.00
0.00
0.00
0.00
0.20
0.00
5.6100000000%
Total
154,623,100.00
154,623,100.00
5,297,227.80
0.00
0.00
149,325,872.20
1,132,156.14
126,275.90
Total P&I Payment
6,429,383.94
Distribution Date: 25-Sep-06
Pass-Through
Rate
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
Bond Payments
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Current Realized
Loss
Class
CUSIP
Beginning
Certificate Balance
Principal Payment
Original Face Value
(1)
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Interest
Adjustment
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

A
59023JAA5
107,939,000.00
1000.000000000
49.075198029
0.000000000
0.000000000
950.924801971
2.025833295
0.000000000
5.61000000%
M-1
59023JAB3
14,403,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
2.087222107
0.000000000
5.78000000%
M-2
59023JAC1
15,561,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
2.177500161
0.000000000
6.03000000%
M-3
59023JAD9
6,787,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
2.628889053
0.000000000
7.28000000%
B
59023JAE7
9,933,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.833333333
0.000000000
7.00000000%
C
59023JAG2
165,560,299.20 N
1000.000000000
0.000000000
0.000000000
0.000000000
968.939057100
4.054859065
0.144002941
N/A
P
59023JAH0
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R
59023JAF4
100.00
1000.000000000
1000.000000000
0.000000000
0.000000000
0.000000000
2.000000000
0.000000000
N/A
* Per $1,000 of Original Face Value ** Estimated
Merrill Lynch Mortgage Investors Trust
Next Rate **
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Statement to Certificate Holders (FACTORS)
Distribution Date: 25-Sep-06
Series 2006-SD1
Mortgage Loan Asset-Backed Certificates
Bond Payments
Current Realized
Loss *
Original Face
Value
Class
CUSIP
Beginning Certificate
Balance *
Principal Payment
*
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Interest Summary
Principal Summary
Supplemental Interest Trust
Interest Summary
Principal Summary
Net Swap Payments received
0.00
Scheduled Interest
1,074,932.68
Scheduled Prin Distribution
84,855.80
Net Swap Payments paid
0.00
Fees
69,659.44
Curtailments
5,212.15
Remittance Interest
1,005,273.24
Prepayments in Full
5,039,054.81
Swap Termination Payments received
0.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
1,719.56
Swap Termination Payments paid
0.00
Prepayment Penalties
102,434.73
Repurchase Proceeds
0.00
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Defaulted Swap Termination Payments
0.00
Other Interest Proceeds
0.00
Remittance Principal
5,130,842.32
Non-advancing Interest
(286.50)
Non-Supported Interest Shortfall
0.00
Cap Contracts
Relief Act Shortfall
0.00
Modification Shortfall
0.00
Offered Certificates
0.00
Other Interest Proceeds/Shortfalls
102,148.23
Interest Adjusted
1,107,421.47
Arrerages
Fee Summary
Total Servicing Fees
68,983.46
Distributions to Certificates
191,120.15
Total Trustee Fees
68.98
LPMI Fees
0.00
Credit Manager's Fees
0.00
Unpaid Serv Fees (Charged-off Loans)
0.00
Misc. Fees / Trust Expense
607.00
Insurance Premium
0.00
Total Fees
69,659.44
Advances (Principal & Interest)
Prior Month's Outstanding Advances
N/A
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
1,019,914.64
P&I Due Certificate Holders
6,429,383.94
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 25-Sep-06
Cash Reconciliation Summary
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Fixed
ARM
Total
Interest Summary
Scheduled Interest
304,609.91
770,322.78
1,074,932.68
Fees
17,104.61
52,554.83
69,659.44
Remittance Interest
287,505.30
717,767.94
1,005,273.24
Other Interest Proceeds/Shortfalls
Prepayment Penalties
16,724.29
85,710.44
102,434.73
Other Interest Loss
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
Non-advancing Interest
(111.00)
(175.50)
(286.50)
Net PPIS/Relief Act Shortfall
0.00
0.00
0.00
Modification Shortfall
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
16,613.29
85,534.94
102,148.23
Interest Adjusted
304,118.59
803,302.88
1,107,421.47
Principal Summary
Scheduled Principal Distribution
34,587.38
50,268.42
84,855.80
Curtailments
3,566.16
1,645.99
5,212.15
Prepayments in Full
812,020.44
4,227,034.37
5,039,054.81
Liquidation Proceeds
1,719.56
0.00
1,719.56
Repurchase Proceeds
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
Remittance Principal
851,893.54
4,278,948.78
5,130,842.32
Fee Summary
Total Servicing Fees
17,087.52
51,895.94
68,983.46
Total Trustee Fees
17.09
51.90
68.98
LPMI Fees
0.00
0.00
0.00
Misc. Fees
0.00
607.00
607.00
Total Fees
17,104.61
52,554.83
69,659.44
Beginning Principal Balance
41,010,049.02
124,550,250.18
165,560,299.20
Ending Principal Balance
40,146,538.80
120,271,301.40
160,417,840.20
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Cash Reconciliation Summary (By Rate Type)
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cutt-off Pool Balance
165,560,299.20
1,301
3 mo. Rolling Average
20,529,467
160,417,840
12.80%
WAC - Remit Current
8.41%
6.92%
7.29%
Cum Scheduled Principal
84,855.80
6 mo. Rolling Average
20,529,467
160,417,840
12.80%
WAC - Remit Original
8.41%
6.92%
7.29%
Cum Unscheduled Principal
5,044,266.96
12 mo. Rolling Average
20,529,467
160,417,840
12.80%
WAC - Current
8.91%
7.42%
7.79%
Cum Liquidations
13,336.24
Loss Levels
Amount
Count
WAC - Original
8.91%
7.42%
7.79%
Cum Deferred Interest
0.00
3 mo. Cum Loss
11,616.68
1
WAL - Current
270.89
348.30
328.95
6 mo. Cum loss
11,616.68
1
WAL - Original
270.89
348.30
328.95
Current
Amount
Count
%
12 mo. Cum Loss
11,616.68
1
Beginning Pool
165,560,299.20
1,301
100.00%
Current Index Rate
Scheduled Principal
84,855.80
0.05%
Triggers
Next Index Rate
Unscheduled Principal
5,044,266.96
37
3.05%
Deferred Interest
0.00
0.00%
> Delinquency Trigger Event
(2)
NO
Prepayment Charges
Liquidations
13,336.24
1
0.01%
Delinquency Event Calc
(1)
20,529,467.39
160,417,840
12.80%
Amount
Count
Repurchases
0.00
0
0.00%
Current
19
Ending Pool
160,417,840.20
1,263
96.89%
> Loss Trigger Event?
(3)
NO
Cumulative
19
Ending Actual Balance
160,567,200.33
Cumulative Loss
11,617
0.01%
Average Loan Balance
127,013.33
> Overall Trigger Event?
NO
Pool Composition
Current Loss Detail
Amount
Step Down Date
Liquidation
13,336.24
Distribution Count
1
Properties
%/Score
Realized Loss
11,616.68
Required Percentage
(4)
N/A
Cut-off LTV
84.58%
Realized Loss Adjustment
0.00
Step Down %
(5)
30.20%
Cash Out/Refinance
51.26%
Net Liquidation
1,719.56
% of Required Percentage
(6)
23.00%
SFR
75.71%
Credit Enhancement
Amount
%
> Step Down Date?
NO
Min
Max
WA
Original OC
10,937,199.20
6.61%
Extra Principal
166,385.48
FICO
374
804
588.71
Target OC
11,091,968.00
6.70%
Cumulative Extra Principal
166,385.48
Beginning OC
10,937,199.20
OC Release
N/A
Ending OC
11,091,968.00
Most Senior Certificates
107,939,100.00
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Pool Detail and Performance Indicators Total (All Loans)
Misc/Additional Information
Pool Level Information
5.330000%
5.330000%
102,434.73
102,434.73
Balance
140,026,649.32
96.53%
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark
(2) (1) > (6) * (4), then TRUE (4) Most Senior Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
84,863,845.42
125,352,661.73
Owner Occupied
159,818,387.58
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

A
Act/360
13
107,939,000.00
5.610000000%
218,666.42
0.00
0.00
218,666.42
218,666.42
0.00
0.00
0.00
0.00
No
M-1
Act/360
13
14,403,000.00
5.780000000%
30,062.26
0.00
0.00
30,062.26
30,062.26
0.00
0.00
0.00
0.00
No
M-2
Act/360
13
15,561,000.00
6.030000000%
33,884.08
0.00
0.00
33,884.08
33,884.08
0.00
0.00
0.00
0.00
No
M-3
Act/360
13
6,787,000.00
7.280000000%
17,842.27
0.00
0.00
17,842.27
17,842.27
0.00
0.00
0.00
0.00
No
B
30/360
30
9,933,000.00
7.000000000%
57,942.50
0.00
0.00
57,942.50
57,942.50
0.00
0.00
0.00
0.00
No
C
165,560,299.20
N/A
647,482.51
191,120.15
0.00
838,602.66
671,323.68
0.00
0.00
0.00
0.00
N/A
P
0.00
N/A
0.00
102,434.73
0.00
102,434.73
102,434.73
0.00
0.00
0.00
0.00
N/A
R
Act/360
13
100.00
5.610000000%
0.20
0.00
0.00
0.20
0.20
0.00
0.00
0.00
0.00
No
Total
154,623,100.00
1,005,880.24
293,554.88
0.00
1,299,435.12
1,132,156.14
0.00
0.00
0.00
0.00
- - Accrual - -
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
- - - - - Outstanding - - - -
- - - - - - Recovered - - - - - -
Class
Accrual
Certificate
Interest
Distribution Date: 25-Sep-06
Pass-Thru Rate
Total Interest
Additions
Distributable
Certificate Interest
Bond Interest Reconciliation
Opening Balance
Interest Payment
Amount
Interest Carry-
Forward Amount
Interest Carry-
Forward Amount
Net Cap
Rate in
Effect Y/N
Total Interest
Deductions
Method
Days
Floating Rate
Certficate Carry-
Over
Floating Rate
Certficate Carry-
Over
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

A
12-Sep-06
12-Sep-06
25-Sep-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
12-Sep-06
12-Sep-06
25-Sep-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
12-Sep-06
12-Sep-06
25-Sep-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-3
12-Sep-06
12-Sep-06
25-Sep-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
12-Sep-06
1-Aug-06
1-Sep-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
12-Sep-06
1-Aug-06
1-Sep-06
0.00
0.00
0.00
0.00
0.00
191,120.15
0.00
0.00
0.00
P
12-Sep-06
1-Aug-06
1-Sep-06
0.00
0.00
102,434.73
0.00
0.00
0.00
0.00
0.00
0.00
R
12-Sep-06
12-Sep-06
25-Sep-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
102,434.73
0.00
0.00
191,120.15
0.00
0.00
0.00
Prior Interest Due
Date
Current Interest
Due Date
Floating Rate
Cartificate Carry-
Over
Other Interest
Proceeds
(1)
Class
Supplemental
Interest Trust
Payments From
Cap Contracts
Interest Carry-
Forward
Distribution Date: 25-Sep-06
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Merrill Lynch Mortgage Investors Trust
Interest Carry-
Forward
Floating Rate
Cartificate Carry-
Over
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Bond Interest Reconciliation
Non-Supported
Interest Shortfall
Prepayment
Premiums
Record Date
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

A
107,939,000.00
107,939,000.00
84,755.80
5,045,986.52
166,385.48
0.00
0.00
0.00
0.00
102,641,872.20
25-Jan-47
34.80%
36.02%
M-1
14,403,000.00
14,403,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
14,403,000.00
25-Jan-47
26.10%
27.04%
M-2
15,561,000.00
15,561,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15,561,000.00
25-Jan-47
16.71%
17.34%
M-3
6,787,000.00
6,787,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,787,000.00
25-Jan-47
12.61%
13.11%
B
9,933,000.00
9,933,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,933,000.00
25-Jan-47
6.61%
6.91%
C
165,560,299.20
165,560,299.20
0.00
0.00
0.00
0.00
0.00
0.00
0.00
160,417,840.20
25-Jan-47
N/A
N/A
P
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jan-47
N/A
N/A
R
100.00
100.00
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jan-47
34.80%
N/A
Total
154,623,100.00
154,623,100.00
84,855.80
5,045,986.52
166,385.48
0.00
0.00
0.00
0.00
149,325,872.20
Ending
Class Balance
Rated
Final
Maturity
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Current
Losses
Distribution Date: 25-Sep-06
Bond Principal Reconciliation
Unscheduled
Principal
Payment
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Current
Original
Interest on
Losses
Scheduled Principal
Payment
Cumulative
Losses
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
Extra
Principal
Payment
Prior
Loss
Reimburs.
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
A
59023JAA5
NR
Aaa
NR
AAA
M-1
59023JAB3
NR
Aa2
NR
AA+
M-2
59023JAC1
NR
A2
NR
AA-
M-3
59023JAD9
NR
Baa2
NR
A
B
59023JAE7
NR
Ba2
NR
BBB-
C
59023JAG2
NR
NR
NR
NR
P
59023JAH0
NR
NR
NR
NR
R
59023JAF4
NR
NR
NR
AAA
DBRS
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - Original Ratings - - - - - - - - - -
Fitch
Moody's
S&P
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - -
Distribution Date: 25-Sep-06
Ratings Information
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Sep-06
986
120,954,080
120
18,934,293
53
8,001,999
35
4,232,576
49
5,687,579
20
2,607,313
0
0
25-Sep-06
78.07%
75.40%
9.50%
11.80%
4.20%
4.99%
2.77%
2.64%
3.88%
3.55%
1.58%
1.63%
0.00%
0.00%
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Total (All Loans)
Total (All Loans)
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
25-Sep-06
519
32,261,696
48
4,332,465
20
1,598,797
17
946,072
18
852,234
4
155,275
0
0
25-Sep-06
82.91%
80.36%
7.67%
10.79%
3.19%
3.98%
2.72%
2.36%
2.88%
2.12%
0.64%
0.39%
0.00%
0.00%
Fixed
Fixed
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
25-Sep-06
467
88,692,384
72
14,601,828
33
6,403,202
18
3,286,504
31
4,835,345
16
2,452,039
0
0
25-Sep-06
73.31%
73.74%
11.30%
12.14%
5.18%
5.32%
2.83%
2.73%
4.87%
4.02%
2.51%
2.04%
0.00%
0.00%
ARM
ARM
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Sep-06
0
0
1
1,384
4
490,569
15
2,115,360
0
0
0
0
0
0
0
0
18
2,728,409
5
476,043
5
564,831
21
1,918,297
25-Sep-06
0.00%
0.00%
0.08%
0.00%
0.32%
0.31%
1.19%
1.32%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1.43%
1.70%
0.40%
0.30%
0.40%
0.35%
1.66%
1.20%
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total (All Loans)
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
61-90 Days
90 + Days
Current
31-60 Days
25-Sep-06
0
0
1
1,384
0
0
3
153,891
0
0
0
0
0
0
0
0
6
373,202
1
31,475
4
242,451
7
205,106
25-Sep-06
0.00%
0.00%
0.16%
0.00%
0.00%
0.00%
0.48%
0.38%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.96%
0.93%
0.16%
0.08%
0.64%
0.60%
1.12%
0.51%
Fixed
Fixed
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
61-90 Days
90 + Days
Current
31-60 Days
25-Sep-06
0
0
0
0
4
490,569
12
1,961,470
0
0
0
0
0
0
0
0
12
2,355,207
4
444,568
1
322,380
14
1,713,191
25-Sep-06
0.00%
0.00%
0.00%
0.00%
0.63%
0.41%
1.88%
1.63%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
1.88%
1.96%
0.63%
0.37%
0.16%
0.27%
2.20%
1.42%
ARM
ARM
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Sep-06
1,263
160,417,840
37
5,039,055
0.00
0.00
1,719.56
1
11,617
329
7.79%
7.29%
25-Sep-06
626
40,146,539
12
812,020
0.00
0.00
1,719.56
1
11,617
271
8.91%
8.41%
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Realized Losses
Distribution Date: 25-Sep-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total (All Loans)
Fixed
Distribution
Date
Ending Pool
Payoffs
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Realized Losses
Distribution Date: 25-Sep-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Distribution
Date
Ending Pool
Payoffs
25-Sep-06
637
120,271,301
25
4,227,034
0.00
0.00
0.00
0
0
348
7.42%
6.92%
ARM
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
3.06%
3-Month Average
3.06%
6-Month Average
3.06%
12-Month Average
3.06%
Average Since Cut-Off
3.06%
CPR (Conditional Prepayment Rate)
Total
Current Period
31.10%
3-Month Average
31.10%
6-Month Average
31.10%
12-Month Average
31.10%
Average Since Cut-Off
31.10%
PSA (Public Securities Association)
Total
Current Period
518%
3-Month Average
518%
6-Month Average
518%
12-Month Average
518%
Average Since Cut-Off
518%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations + Other Principal Proceeds) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Prepayment Summary
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
0%
229%
457%
686%
914%
1143%
1371%
1600%
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
1,000
to
22,000
125
9.90%
2,010,672
1.25%
1,000
to
22,000
126
9.68%
2,021,625
1.22%
22,000
to
36,000
163
12.91%
4,580,669
2.86%
22,000
to
36,000
166
12.76%
4,660,029
2.81%
36,000
to
50,000
96
7.60%
4,128,281
2.57%
36,000
to
50,000
99
7.61%
4,260,333
2.57%
50,000
to
64,000
79
6.25%
4,510,428
2.81%
50,000
to
64,000
83
6.38%
4,736,620
2.86%
64,000
to
78,000
83
6.57%
5,922,903
3.69%
64,000
to
78,000
84
6.46%
5,990,562
3.62%
78,000
to
92,000
86
6.81%
7,239,288
4.51%
78,000
to
93,000
94
7.23%
7,970,982
4.81%
92,000
to
129,000
172
13.62%
18,797,775
11.72%
93,000
to
130,000
172
13.22%
18,978,541
11.46%
129,000
to
166,000
110
8.71%
16,061,527
10.01%
130,000
to
167,000
118
9.07%
17,333,875
10.47%
166,000
to
203,000
86
6.81%
15,790,614
9.84%
167,000
to
204,000
93
7.15%
17,177,504
10.38%
203,000
to
240,000
74
5.86%
16,339,638
10.19%
204,000
to
241,000
78
6.00%
17,357,322
10.48%
240,000
to
277,000
62
4.91%
16,038,847
10.00%
241,000
to
277,000
58
4.46%
15,117,184
9.13%
277,000
to
764,000
127
10.06%
48,997,198
30.54%
277,000
to
764,000
130
9.99%
49,955,722
30.17%
1,263
100.00%
160,417,840
100.00%
1,301
100.00%
165,560,299
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
2.00%
to
6.30%
126
9.98%
28,324,951
17.66%
2.00%
to
6.34%
130
9.99%
29,191,845
17.63%
6.30%
to
6.77%
94
7.44%
18,999,566
11.84%
6.34%
to
6.80%
98
7.53%
19,847,444
11.99%
6.77%
to
7.23%
106
8.39%
21,746,708
13.56%
6.80%
to
7.25%
132
10.15%
26,344,811
15.91%
7.23%
to
7.70%
134
10.61%
23,812,285
14.84%
7.25%
to
7.70%
112
8.61%
19,655,738
11.87%
7.70%
to
8.17%
84
6.65%
14,445,445
9.00%
7.70%
to
8.16%
86
6.61%
14,560,565
8.79%
8.17%
to
8.65%
90
7.13%
13,072,361
8.15%
8.16%
to
8.65%
95
7.30%
14,248,239
8.61%
8.65%
to
9.20%
83
6.57%
11,918,637
7.43%
8.65%
to
9.20%
87
6.69%
12,535,595
7.57%
9.20%
to
9.75%
79
6.25%
6,772,267
4.22%
9.20%
to
9.75%
83
6.38%
7,251,611
4.38%
9.75%
to
10.30%
100
7.92%
6,371,667
3.97%
9.75%
to
10.30%
101
7.76%
6,515,515
3.94%
10.30%
to
10.84%
75
5.94%
3,956,022
2.47%
10.30%
to
10.84%
81
6.23%
4,261,302
2.57%
10.84%
to
11.44%
150
11.88%
6,061,239
3.78%
10.84%
to
11.44%
152
11.68%
6,154,586
3.72%
11.44%
to
14.00%
142
11.24%
4,936,694
3.08%
11.44%
to
14.00%
144
11.07%
4,993,049
3.02%
1,263
100.00%
160,417,840
100.00%
1,301
100.00%
165,560,299
100.00%
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Mortgage Loan Characteristics Part I
Distribution by Current Ending Principal Balance
Distribution by Current Mortgage Rate
Distribution by Cut-off Principal Balance
Distribution by Original Mortgage Rate
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

637
120,271,301
74.97%
348.30
7.41%
662
124,550,250
75.23%
361.01
7.42%
149
21,337,844
13.30%
332.22
7.33%
152
21,740,770
13.13%
349.25
7.35%
477
18,808,695
11.72%
201.04
10.68%
487
19,269,279
11.64%
213.93
10.68%
1,263
160,417,840
100.00%
1,301
165,560,299
100.00%
986
121,872,958
75.97%
329.29
7.79%
1,015
125,352,662
75.71%
342.65
7.81%
141
17,463,290
10.89%
323.58
7.72%
146
18,412,780
11.12%
337.78
7.69%
68
9,839,773
6.13%
323.65
7.72%
70
10,062,543
6.08%
336.26
7.72%
37
7,377,735
4.60%
341.80
7.77%
39
7,864,890
4.75%
355.41
7.83%
23
3,389,900
2.11%
332.81
7.87%
23
3,392,477
2.05%
344.48
7.87%
8
474,183
0.30%
304.97
7.40%
8
474,947
0.29%
337.85
7.40%
1,263
160,417,840
100.00%
1,301
165,560,299
100.00%
Total
Distribution by Property Types (Cut-off)
Adjustable
Fixed 1st Lien
Fixed 2nd Lien
Product Type
Distribution by Property Types (Current)
Total
WAMM
WAC
Distribution by Product Characteristics (Cut-off)
Product Type
# of Loans
Original Principal
Balance
% of
Balance
Distribution by Product Characteristics (Current)
Mortgage Loan Characteristics Part II
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
WAMM
WAC
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Property Type
# of
Loans
Ending Balance
% of
Balance
Property Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Adjustable
Fixed 1st Lien
Fixed 2nd Lien
Total
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
Unknown
Mobile Home Park
Total
Unknown
Mobile Home Park
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
1,216
154,639,089
96.40%
328.47
7.77%
1,253
159,720,900
96.47%
341.98
7.78%
45
5,681,398
3.54%
340.32
8.01%
46
5,741,912
3.47%
352.22
8.01%
2
97,353
0.06%
341.96
5.66%
2
97,488
0.06%
360.00
5.66%
1,263
160,417,840
100.00%
1,301
165,560,299
100.00%
752
78,599,663
49.00%
318.93
7.83%
770
80,683,774
48.73%
332.15
7.83%
440
72,397,190
45.13%
339.75
7.73%
458
75,073,397
45.35%
352.86
7.75%
70
9,408,308
5.86%
328.77
7.72%
72
9,790,449
5.91%
345.93
7.75%
1
12,680
0.01%
225.00
11.49%
1
12,680
0.01%
240.00
11.49%
1,263
160,417,840
100.00%
1,301
165,560,299
100.00%
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Current)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Owner Occupied - Primary Residence
Non-Owner Occupied
Owner Occupied - Primary Residence
Non-Owner Occupied
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Owner Occupied - Secondary Residence
Total
Distribution by Loan Purpose (Current)
Total
WAMM
WAC
Purchase
Refinance/Equity Takeout
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
Refinance/No Cash Out
Unknown
Total
Distribution by Loan Purpose (Cut-off)
Loan Purpose
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Purchase
Refinance/Equity Takeout
Refinance/No Cash Out
Unknown
Total
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
324
49,705,955
30.99%
334.52
7.70%
334
51,101,592
30.87%
347.48
7.71%
166
30,664,382
19.12%
346.41
6.61%
168
30,880,333
18.65%
358.50
6.60%
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Originator Concentration > 10% (Current)
Distribution by Originator Concentration > 10% (Cut-off)
Originator
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Originator
# of Loans
Wilmington
Wilmington
Ownit
Ownit
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

WAMM
WAC
California
166
40,756,673
25.41%
336
7.10%
Florida
72
11,545,554
7.20%
329
8.01%
Washington
43
6,271,284
3.91%
338
7.37%
Texas
127
6,066,432
3.78%
295
9.26%
Georgia
56
6,016,588
3.75%
332
8.04%
New York
24
5,822,524
3.63%
335
7.51%
Maryland
31
5,606,627
3.50%
326
7.77%
Illinois
61
5,357,989
3.34%
312
8.30%
Michigan
71
5,162,308
3.22%
318
8.43%
New Jersey
25
5,088,707
3.17%
339
7.54%
Remaining
587
62,723,155
39.10%
328
7.99%
WAMM
WAC
California
173
41,658,847
25.16%
348
7.13%
Florida
77
12,237,998
7.39%
340
7.96%
Texas
130
6,604,429
3.99%
313
9.21%
Washington
43
6,274,685
3.79%
351
7.37%
New York
25
6,140,849
3.71%
352
7.56%
Georgia
56
6,019,963
3.64%
347
8.04%
Illinois
64
5,747,672
3.47%
327
8.30%
Maryland
31
5,610,127
3.39%
339
7.77%
Michigan
74
5,425,502
3.28%
334
8.39%
New Jersey
26
5,247,537
3.17%
354
7.56%
Remaining
602
64,592,690
39.01%
342
8.00%
(1)
Based on Current Period Ending Principal Balance
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Geographic Concentration
Top 10 Current State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Original State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Current State Concentration
California
Texas
Washington
Florida
New Jersey
Michigan
Illinois
Maryland
New York
Georgia
Remaining
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

684231
200609
13,336.24
1,719.56
11,616.68
11,616.68
11,616.68
C
Current Total
13,336.24
1,719.56
11,616.68
11,616.68
11,616.68
Cumulative
13,336.24
1,719.56
11,616.68
11,616.68
11,616.68
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Distribution Date: 25-Sep-06
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
0.00
0.00
0.00
11,616.68
11,616.68
11,616.68
0.00
0.00
0.00
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Sep-06
13,336.24
1,719.56
11,616.68
1
0.00
0
0.00
0
0.00
0
11,616.68
11,616.68
Total
13,336.24
1,719.56
11,616.68
1
0.00
0
0.00
0
0.00
0
11,616.68
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
Total (All Loans)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Historical Realized Loss Summary
Recovery on Prior
Liquidations
Claims on Prior Liquidations
(Claims)/Recoveries on
Prior Payoffs
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.01%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.01%
CDR (Conditional Default Rate)
Total
Current Period
0.10%
3-Month Average
0.03%
6-Month Average
0.02%
12-Month Average
0.01%
Average Since Cut-Off
0.10%
SDA (Standard Default Assumption)
Total
Current Period
3.22%
3-Month Average
1.07%
6-Month Average
0.54%
12-Month Average
0.27%
Average Since Cut-Off
3.22%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^
12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Realized Loss Summary
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
Aug-06
Sep-06
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Scheduled Interest
Servicemembers Civil Relief Act
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Disclosure Control #
Scheduled
Principal
Beginning
Balance
Unscheduled
Principal
Interest Received
Relief Act Interest
Shortfall
Ending balance
Loan Rate
P&I Amount
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Material Breaches Detail
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material Breach Description
Material breaches of pool asset representation or warranties or transaction covenants.
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Modified Loan Detail
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Modification Description
Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Beginning Principal Balance
Description
Disclosure Control
#
Collateral Asset Changes
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.

Appraisal
Date
Disclosure
Control #
REO Date
Recent
Appraisal Value
Scheduled
Balance
City
State
Property Type
Actual Balance
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SD1
Distribution Date: 25-Sep-06
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Historical Collateral Level REO Report
25-Sep-2006 11:36

(c) 2006 LaSalle Bank N.A.